RESERVES (Tables)	12 Months Ended
Jun. 30, 2018
RESERVES [Abstract]
Reserves
	Note		2018 US$000	2017 US$000	2016 US$000

Share-based payments reserve	15(b	)	5,356	2,810	1,151
Foreign currency translation reserve			(2,353)	(2,353)	(2,540)
			3,003	457	(1,389)

Movements in Share-based Payments Reserve
	Thousands of Options	Thousands of Rights	US$000

2018
Opening balance at July 1, 2017	7,694	16,410	2,810
Grant of employee rights	-	1,650	-
Grant of underwriter options	6,000	-	248
Exercise of employee options	(500)	-	-
Forfeiture/lapse of employee options	(1,250)	(4,430)	-
Share based payments expense	-	-	2,298
Closing balance at June 30, 2018 [2]	11,944	13,630	5,356

2017
Opening balance at July 1, 2016	4,400	5,924	1,151
Grant of employee options and employee rights	1,000	16,410	-
Grant of lender options [1]	4,444	-	1,254
Exercise of employee options	(2,150)	-	(269)
Forfeiture of employee rights	-	(5,924)	-
Share based payments expense	-	-	674
Closing balance at June 30, 2017 [2]	7,694	16,410	2,810

2016
Opening balance at July 1, 2015	3,900	8,346	888
Grant of employee options	500	-	-
Conversion of employee rights	-	(1,082)	(244)
Forfeiture and lapse of employee rights	-	(1,340)	-
Share based payments expense	-	-	507
Closing balance at June 30, 2016 [2]	4,400	5,924	1,151
Notes:

[1]
During the 2017 financial year, the Company issued 4,444,444 lender options (with an exercise price of A$0.66 and expiring 4 years from their date of issue) to Macquarie Bank Limited in consideration for an offer to provide a five-year US$21.7 million Project Loan Facility (“PLF”) to develop the Poplar Grove Mine. Subsequent to the end of the 2018 financial year, the Company issued a further 4,444,444 options to Macquarie (with an exercise price of A$0.34 and expiring 4 years from their date of issue) following drawdown of the first US$15 million tranche of the PLF.

[2]
At June 30, 2018, the Company also had on issue 7,494,000 (2017: 7,494,000) placement options exercisable at $0.50 each on or before July 31, 2018 and nil (2017: 1,500,000) placement options exercisable at $0.45 each on or before June 30, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. Any value related to these placement options is included within contributed equity as part of the related placement value.